Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Registrant Name	dei_EntityRegistrantName	360 Funds
Central Index Key	dei_EntityCentralIndexKey	0001319067
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 13, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 13, 2017
Prospectus Date	rr_ProspectusDate	Oct. 13, 2017
EAS Crow Point Alternatives Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the EAS Crow Point Alternatives Fund (the "Fund") is preservation and growth of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned "Purchasing Shares" on page 22 of the Fund's prospectus and the section captioned "Purchases" beginning on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended April 30, 2017, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund’s first fiscal year of operations following the reorganization, as described below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expenses have been restated based on contractual arrangements with the Fund’s current service providers.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 31, 2019. The Contingent Deferred Sales Charge (the "CDSC") is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See "CDSC for Certain Purchases of Class A Shares" below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Adviser's investment philosophy centers on the preservation and growth of capital through both good and bad markets. The Adviser believes that for most shareholders, investment success is about growing capital over time while protecting it at all times, not about beating a market index which can frequently involve losses while still meeting the objective. Thus, the Adviser follows an absolute return approach in managing the Fund, as defined below. In executing its strategy, the Adviser attempts to generate consistent, positive returns regardless of market conditions by allocating the Fund's investments among multiple alternative investment styles. Alternative investment styles generally exhibit low volatility and relatively low long-term market correlation.

"Low correlation" refers to the extent to which the performance of an investment moves in synch with the broader equity and bond markets. The goal of the Adviser in managing the Fund's assets is to construct a portfolio of assets that exhibit low correlation with and downside capture of the stock market. A correlation measure of 1 demonstrates perfect positive correlation; a correlation measure of 0 demonstrates no correlation and a correlation measure of -1 demonstrates a perfect negative correlation.

Many mutual funds are managed according to a "relative return" approach (i.e., – they aim to perform better than their mutual fund category, their mutual fund peers or the general market as a whole). By contrast, "absolute return" refers to the strategy of seeking positive investment performance regardless of overall or broader market performance. Absolute return strategies, which the Adviser believes will be less volatile, differ from relative return because they are concerned with the return of a particular investment and do not compare it to any other measure or benchmark.

The Fund pursues its absolute return objective by tactically allocating its capital among multiple potential alternative investment classes, including investments in private funds. The Fund may, generally, pursue investments among the following alternative investment classes or strategies: Long-Short Equity, Long-Short Credit, Asset Backed Securities, Arbitrage, Commodities, Convertibles, Floating Rate Debt, Currencies, Emerging Market Bonds, Emerging Market Equities, High Yield, Managed Futures, and Real Estate (primarily through real estate investment trusts ("REITs")).

A general overview of the Fund's investment classes is illustrated below. Allocations among the various investment classes or strategies will vary:

Long/Short Global Equity	Long/Short Credit
Cash
Arbitrage
Commodities
Currencies
Convertibles
Asset Backed Securities
Emerging Markets
Managed Futures
Real Estate

The Fund may invest directly or through other mutual funds, exchange traded funds ("ETFs"), closed-end funds and private funds, including hedge funds ("Underlying Funds") across these alternative investment classes. Investments in private funds, including hedge funds, will be limited to no more than 15% of the Fund's net assets. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. The Adviser may invest a portion of the Fund's assets in other mutual funds that are also advised by the Adviser. The Adviser will adjust the asset allocation among each alternative investment class based on its assessment of market conditions and investment opportunities. Depending on market conditions, the core of the Fund's investments will ordinarily be in long-short equity and long-short credit strategies managed by the Adviser. The Adviser also expects to utilize other alternative asset classes to round out portfolio allocations, some of which may also be managed by the Adviser, others may be managed by a Sub-adviser. Whether these asset classes are managed by the Adviser or not, they will generally show lower correlations to broader market indicies to seek to reduce the Fund's volatility compared to the markets in general.

To assist in assessing the attractiveness of each of the alternative asset classes, the Adviser utilizes a proprietary quantitative model that analyzes various technical characteristics of each class and provides a risk score on the investment prospects of each. Specifically, the quantitative model examines certain data to forecast which investment securities, asset classes, or strategies are likely to underperform or outperform cash. The Adviser may allocate to cash or cash equivalents during periods of market duress. The Adviser does not employ market timing, but rather a disciplined, repeatable process with a focus on low volatility, downside protection and portfolio consistency. The Adviser believes the application of a disciplined, quantitative approach to portfolio management and asset allocation helps the Adviser's execution in its goal of generating positive absolute returns over time.

The Fund is designed to exhibit low volatility, low correlation and low downside capture to the broad markets and to provide an effective absolute return alternative to long-only equity strategies and traditional fixed-income strategies. "Broad markets" refer generally to the commonly recognized securities exchanges and the indices that track the performance of those exchanges. Indices commonly used to track these markets include the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index, respectively. As the Fund pursues a multi-strategy approach and utilizes a blend of alternative investment styles, the HFRI Fund-of-Funds Conservative Index is the most relevant index to which the Fund should be benchmarked.

The Fund may invest in securities directly, or through other investment companies, including alternative (a.k.a. "hedged") mutual funds, ETFs, closed end funds and private funds. "Hedged mutual funds" are those mutual funds that employ a non-traditional investment style sometimes found in the hedge fund investment world. For example, they may use a limited amount of leverage, sell securities short, use derivatives and hold cash positions as they deem appropriate to adjust to market cycles. The Fund may utilize derivatives such as equity and index options in order to selectively hedge individual stock exposure. Given the broader investment flexibility, hedged mutual funds can adjust their net long or short equity exposure much more liberally than traditional "long-only" mutual funds. The Hedged mutual funds may pursue a variety of specific investment styles or "hedge fund-like strategies" that fall under the aforementioned alternative investment classes.

By combining multiple alternative asset classes in the Fund, the Adviser pursues a diversified investment program designed with the goal of delivering low market volatility, low market beta and relatively low market correlation. The Fund aims to isolate and extract the key benefits that may be found, but not necessarily exclusively, in hedge fund investing (absolute return, low volatility, low – modest beta, relatively low market correlation, investment flexibility, hedging capability, etc.) by selectively incorporating individual securities or investments, mutual funds, ETFs, closed-end funds and private funds into a mutual fund investment vehicle.

Investment Process: In its portfolio construction process, the Adviser utilizes a rules-based, disciplined investment approach that begins with a quantitative evaluation of individual securities and selected alternative investment classes. Using the same quantitative approach, the Adviser then utilizes its proprietary quantitative investment tools to construct an expected return forecast for securities and asset classes.

By employing a combined quantitative and qualitative process, the Adviser applies a tactical, integrated approach in the investment process for the Fund. This covers all stages of portfolio construction, including forming strategic allocation, identifying new potential investments within the allocation parameters and determining whether such investments meet the Adviser's standards and requirements set forth in its selection process.

The Fund's market capitalization target range for global equities is $250 million to $300 billion. The Fund's investments in fixed income securities are not limited by maturity or credit quality.

The desired result is a disciplined, repeatable investment process that aims for effective market navigation, portfolio consistency and return stability, as illustrated in the following chart.

>	Monitor Asset Classes and Assess Risk Levels	>	Rebalance/Adjust Macro Allocations	>	Conduct Rigorous Bottom-Up Analysis and Investment Selection	>

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds.

•	Commodity Risk – Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•	Credit Risk – Issuers of fixed-income securities may default on interest and principal payments due to Underlying Funds. Generally, securities with lower debt ratings have speculative characteristics and carry greater risk that the issuer may default on its obligation. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•	Currencies Risk – Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

•	Derivatives Risk – Derivatives strategies such as managed futures strategies involve leverage risk and tracking risk. The Fund may utilize equity and index options to hedge individual stock exposure. Options are a type of derivative instrument. The value of may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to "hedge" the risk of its portfolio, it is possible that the hedge may not succeed. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Specific risks that the Fund will seek to manage include the following: interest rate, liquidity, credit and market risks. By investing in options, the Fund may be subject to the risk of counterparty default, as well as the potential for unlimited loss. Certain types of options (such as OTC or "over the counter" options") may be considered to be illiquid investments.

•	Emerging Markets Risk – Countries with emerging markets have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•	Foreign Investment Risk – Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

•	Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes.

•	Lower-Rated Securities Risk – The Fund invests in securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds that generally have more credit risk than higher-rated securities. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. These securities may be considered speculative and the value of these securities can be move volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

•	Management Risk – The ability of the Fund to meet its investment objective is directly related to the Adviser's investment model. The Adviser's assessment of the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's investment strategy will produce the desired results.

•	Market Risk – The net asset value ("NAV") of the Fund will fluctuate based on changes in the value of the securities in which that Fund invests. The price of equity and fixed income securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

•	Merger Arbitrage Risk – Investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganization carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

•	Portfolio Turnover Risk – Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs, and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

•	Private Fund Risk – The Fund may invest in private investment funds, including "hedge funds," which pursue alternative investment strategies. Certain investment instruments and techniques that a private fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a private fund's investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more private funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses. In addition, interests in a private fund may also be illiquid.

•	Real Estate Risk – REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.

•	Short Position Risk – The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

•	Small Company Risk – Investments in smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

•	Underlying Funds Risk – Mutual Funds, ETFs, closed-end funds and private funds ("Underlying Funds") shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in Underlying Funds are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Underlying Funds and mutual funds also are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund that invests in Underlying Funds will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance. The Fund was reorganized on October 13, 2017 from a series of Northern Lights Fund Trust, a Delaware statutory trust (the "Predecessor Fund"), to a series of 360 Funds, a Delaware statutory trust (the "Reorganization"). While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund's performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart and performance table below show the variability of the Predecessor Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Predecessor Fund's Class I shares for each full calendar year since the Predecessor Fund's inception. The performance table compares the performance of the Predecessor Fund's Class A, Class C and Class I shares over time to the performance of a broad-based securities market index. You should be aware that the Predecessor Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Predecessor Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Predecessor Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class I Shares Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/09	5.72%
Worst Quarter:	9/30/11	(9.12)%
		The total return for Class I shares for the quarter ended June 30, 2017 was 3.23%.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A returns before taxes include maximum possible sale load.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund's broad based securities market index (benchmark) has been changed to the HFRI Fund-of-Funds Conservative Index from the S&P 500® Index to better reflect the securities and strategies used by the Fund's Adviser.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund’s current adviser has managed the Fund since March 1, 2013.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Class A returns before taxes include maximum possible sale load. After-tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares. The Fund's broad based securities market index (benchmark) has been changed to the HFRI Fund-of-Funds Conservative Index from the S&P 500® Index to better reflect the securities and strategies used by the Fund's Adviser.

It is important to note that the Predecessor Fund's name was changed and the strategy of the EAS Crow Point Alternatives Fund was modified, effective March 1, 2013 and the strategy was updated again, effective August 29, 2016. Under the investment approach prior to March 1, 2013, the EAS Crow Point Alternatives Fund, formerly known as the "EAS Alternatives Fund" and the "EAS Genesis Fund," had a broader mandate and the Predecessor Fund was managed by a different investment adviser and portfolio manager. The Fund's current investment adviser, Crow Point Partners, LLC, began managing the Predecessor Fund in March, 2013. The historical performance information illustrated above includes that of the Predecessor Fund's former strategy, run by the former portfolio management team.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

EAS Crow Point Alternatives Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EASAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held Less Than 30 Days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.23%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.03%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.26%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.07%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3],[4]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	4.74%	[3],[4]
One Year	rr_ExpenseExampleYear01	$ 999
Three Years	rr_ExpenseExampleYear03	1,959
Five Years	rr_ExpenseExampleYear05	2,917
Ten Years	rr_ExpenseExampleYear10	$ 5,308
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
EAS Crow Point Alternatives Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EASYX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held Less Than 30 Days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.24%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.04%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.84%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3],[4]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	5.50%	[3],[4]
One Year	rr_ExpenseExampleYear01	$ 549
Three Years	rr_ExpenseExampleYear03	1,701
Five Years	rr_ExpenseExampleYear05	2,834
Ten Years	rr_ExpenseExampleYear10	$ 5,585
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
EAS Crow Point Alternatives Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EASIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held Less Than 30 Days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.27%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.02%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.85%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3],[4]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	4.53%	[3],[4]
One Year	rr_ExpenseExampleYear01	$ 454
Three Years	rr_ExpenseExampleYear03	1,430
Five Years	rr_ExpenseExampleYear05	2,409
Ten Years	rr_ExpenseExampleYear10	$ 4,869
2009	rr_AnnualReturn2009	11.89%
2010	rr_AnnualReturn2010	4.31%
2011	rr_AnnualReturn2011	(7.51%)
2012	rr_AnnualReturn2012	6.54%
2013	rr_AnnualReturn2013	7.12%
2014	rr_AnnualReturn2014	2.41%
2015	rr_AnnualReturn2015	(1.72%)
2016	rr_AnnualReturn2016	(1.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for Class I
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.12%)
1 Year	rr_AverageAnnualReturnYear01	(1.72%)
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
EAS Crow Point Alternatives Fund | Return after taxes on distributions | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.00%)
5 Years	rr_AverageAnnualReturnYear05	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
EAS Crow Point Alternatives Fund | Return after taxes on distributions and sale of Fund shares | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
EAS Crow Point Alternatives Fund | Barclay's U.S. Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
EAS Crow Point Alternatives Fund | HFRI Fund-of-Funds Conservative Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.89%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.43%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008	[5]

[1]	A Contingent Deferred Sales Charge ("CDSC") is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and the shares are redeemed within one year from the date of purchase. See "CDSC for Certain Purchases of Class A Shares" below.
[2]	Estimated for the Fund's first fiscal year of operations following the reorganization, as described below. The expenses have been restated based on contractual arrangements with the Fund's current service providers.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[4]	Crow Point Partners, LLC (the "Adviser") has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.95%, 2.70%, and 1.70% of each class's net assets, respectively, for Class A, Class C and Class I shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[5]	The HFRI Fund-of-Funds Conservative index is included because it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
[6]	8/31/08 used in calculation. The index only prices monthly which is the reason for using the month-end for this calculation.